INTEREST EXPENSE, NET (Tables)	12 Months Ended
Dec. 31, 2013
Interest Expense Net Disclosure [Abstract]
Schedule Of Interest Expense Net Disclosures [Table Text Block]
The components of interest expense, net were as follows:

	Successor		Predecessor
	Year ended	Three months ended	Nine months ended	Year ended
	December 31,	December 31,	September 30,	December 31,
	2013	2012	2012	2011
Interest on long-term debt	$34.5	$10.8	$59.6	$72.0
Other	2.9	0.8	0.8	1.5
	37.4	11.6	60.4	73.5
Interest income	–	–	(0.1)	(0.3)
	$37.4	$11.6	$60.3	$73.2